INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Raw materials, parts and supplies	$ 1,758	$ 928
Finished products	4,207	2,674
Inventories, net	5,965	3,602
Valuation adjustment for slow inventory	$ 218	$ 151